RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Shareholders deficit (Details) - Restatement of warrants as derivative liabilities - Class A Ordinary Shares	3 Months Ended
Dec. 31, 2020 USD ($)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of Class A common shares subject to possible redemption	$ 362,617,170
Change in value of Class A common shares subject to possible redemption	(6,709,200)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of Class A common shares subject to possible redemption	(362,617,170)
Change in value of Class A common shares subject to possible redemption	$ 6,709,200